UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 05740 )

Exact name of registrant as specified in charter: Putnam Managed Municipal Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

Item 1. Schedule of Investments:

Putnam Managed Municipal Income Trust

The fund's portfolio
1/31/06 (Unaudited)

AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
PSFG -- Permanent School Fund Guaranteed
Q-SBLF -- Qualified School Board Loan Fund
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.2%)(a)

	Rating (RAT)	Principal amount	Value

Alabama (0.3%)

Butler, Indl. Dev. Board Solid Waste Disp. Rev. Bonds (GA. Pacific Corp.), 5 3/4s, 9/1/28	B	$950,000	$941,650
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley Med. Ctr.), Ser. A, 6s, 8/1/25	B/P	650,000	656,552

			1,598,202

Alaska (0.7%)

AK State Hsg. Fin. Corp. VRDN, Ser. A, FSA, 3.05s, 12/1/24	A-1+	3,695,000	3,695,000

Arizona (2.1%)

Apache Cnty., Indl. Dev. Auth. Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co.), Ser. B, 5 7/8s, 3/1/33	Ba1	1,000,000	1,000,050
AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C. Lincoln Hlth. Network), 6 3/8s, 12/1/37 (Prerefunded)	BBB	1,000,000	1,164,530
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	B+/P	1,800,000	1,995,840
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BB+/P	495,000	523,141
Coconino Cnty., Poll. Control Rev. Bonds (Tuscon/Navajo Elec. Pwr.), Ser. A, 7 1/8s, 10/1/32	Ba1	3,000,000	3,111,000
Glendale, Wtr. & Swr. Rev. Bonds, AMBAC, 5s, 7/1/28	Aaa	2,000,000	2,085,400
Pima Cnty., Indl Dev. Auth. Rev. Bonds (Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB-	815,000	792,400
Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds (Scottsdale Hlth. Care), 5.8s, 12/1/31	A3	1,000,000	1,068,860

			11,741,221

Arkansas (2.0%)

AR State Hosp. Dev. Fin. Auth. Rev. Bonds (Washington Regl. Med. Ctr.), 7 3/8s, 2/1/29 (Prerefunded)	Baa2	4,600,000	5,253,568
Independence Cnty., Poll. Control Rev. Bonds (Entergy, Inc.), 5s, 1/1/21	A-	1,000,000	1,012,180
Little Rock G.O. Bonds (Cap. Impt.), FSA, 3.95s, 4/1/19	Aaa	900,000	903,582
Northwest Regl. Arpt. Auth. Rev. Bonds, 7 5/8s, 2/1/27 (Prerefunded)	BB/P	2,750,000	3,028,163
Washington Cnty., Hosp. Rev. Bonds (Regl. Med. Ctr.)
Ser. A, 5s, 2/1/35	Baa2	250,000	248,108
Ser. B, 5s, 2/1/25	Baa2	500,000	505,775

			10,951,376

California (11.8%)

CA G.O. Bonds, 5s, 5/1/22	A	4,000,000	4,205,240
CA Hlth. Fac. Fin. Auth. Rev. Bonds, AMBAC, 5.293s, 7/1/17	Aaa	3,400,000	3,424,344
CA Poll. Control Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB	1,200,000	1,261,224
CA State Dept. of Wtr. Resources Rev. Bonds, Ser. A
6s, 5/1/15 (Prerefunded)	AAA	1,000,000	1,143,500
AMBAC, 5 1/2s, 5/1/13	Aaa	20,000,000	22,255,178
5 1/2s, 5/1/11	A2	3,000,000	3,259,560
CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30	BBB	3,000,000	3,013,830
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Huntington Memorial Hosp.), 5s, 7/1/21	A+	3,000,000	3,163,380
(Thomas Jefferson School of Law), Ser. B, 4 7/8s, 10/1/31	BBB-	1,030,000	1,015,539
CA Statewide Cmntys. Dev. Auth. Apt. Mandatory Put Bonds (Irvine Apt. Cmntys.), Ser. A-3, 5.1s, 5/17/10	Baa2	2,250,000	2,328,120
Capistrano, Unified School Dist. Cmnty. Fac. Special Tax Bonds (No 98-2 Ladera), 5.7s, 9/1/20
(Prerefunded)	BBB/P	1,000,000	1,094,920
Cathedral City, Impt. Board Act of 1915 Special Assmt. (Cove Impt. Dist.), Ser. 04-02, 5s, 9/2/30	BB+/P	250,000	245,135
Cathedral City, Impt. Board Act of 1915 Special Assmt. Bonds (Cove Impt. Dist.), Ser. 04-02, 5.05s, 9/2/35	BB+/P	400,000	391,564
Chula Vista Rev. Bonds (San Diego Gas), Ser. B, 5s, 12/1/27	A1	950,000	962,645
Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 08-1 Otay Ranch Village Six), 6s, 9/1/33	BB/P	1,250,000	1,299,050
(No 07-I Otay Ranch Village Eleven), 5 7/8s, 9/1/34	BB-/P	300,000	314,280
(No. 07-I Otay Ranch Village Eleven), 5.8s, 9/1/28	BB-/P	300,000	314,853
Corona, COP (Vista Hosp. Syst.), zero %, 7/1/29 (In default) (F)(NON)	D/P	10,775,000	30,170
Folsom, Special Tax Rev. Bonds (Cmnty. Facs. Dist. No. 10), 5 7/8s, 9/1/28	BB/P	750,000	775,673
Gilroy, Rev. Bonds (Bonfante Gardens Park), 8s, 11/1/25	D/P	770,000	633,156
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. B, 5 5/8s, 6/1/38 (Prerefunded)	AAA	2,500,000	2,799,475
Murrieta, Cmnty. Fac. Dist. Special Tax (No. 2 The Oaks Impt. Area A), 6s, 9/1/34	BB+/P	1,100,000	1,151,700
Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds (No. 02-1 Ladera Ranch), Ser. A, 5.55s, 8/15/33	BBB/P	650,000	666,432
Roseville, Cmnty. Fac. Special Tax (Dist. No. 1 -Westpark)
5 1/4s, 9/1/25	BB/P	315,000	319,007
5 1/4s, 9/1/17	BB/P	985,000	1,014,698
Sacramento, Special Tax (North Natomas Cmnty. Fac.), Ser. 4-C, 6s, 9/1/33	BBB/P	1,250,000	1,320,200
San Diego, Assn. of Bay Area Governments Fin. Auth. For Nonprofit Corps. Rev. Bonds (San Diego
Hosp.), Ser. A, 6 1/8s, 8/15/20	Baa1	250,000	271,758
Santaluz Cmnty., Facs. Dist. No. 2 Special Tax Rev. Bonds (Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30	BBB/P	2,485,000	2,521,778
Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev. Bonds (Marketplace 94-1), zero %, 9/1/14	B/P	3,465,000	1,893,519
Vallejo, COP (Marine World Foundation), 7.2s, 2/1/26	BBB-/P	2,500,000	2,611,000

			65,700,928

Colorado (1.6%)

CO Hlth. Fac. Auth. Rev. Bonds (Evangelical Lutheran), 5 1/4s, 6/1/23	A-	1,000,000	1,047,860
CO Pub. Hwy. Auth. Rev. Bonds (E-470 Pub. Hwy.), Ser. B
zero %, 9/1/35 (Prerefunded)	Aaa	15,500,000	1,978,730
zero %, 9/1/34 (Prerefunded)	Aaa	16,500,000	2,272,710
Denver, City & Cnty. Arpt. Rev. Bonds
Ser. D, AMBAC, 7 3/4s, 11/15/13	AAA	1,050,000	1,222,463
MBIA, 5 1/2s, 11/15/25	Aaa	2,500,000	2,564,050

			9,085,813

Delaware (0.5%)

GMAC Muni. Mtge. Trust 144A sub. notes, Ser. A1-3, 5.3s, 10/31/39	A3	2,500,000	2,551,250
Sussex Cnty., Rev. Bonds (First Mtge. - Cadbury Lewes), Ser. A, 5.9s, 1/1/26	B/P	350,000	350,385

			2,901,635

District of Columbia (2.0%)

DC G.O. Bonds, Ser. A, FSA, 5s, 6/1/27	Aaa	3,000,000	3,129,330
DC VRDN (Multimodal), Ser. A, FSA, 3.05s, 6/1/15	VMIG1	1,600,000	1,600,000
DC Tobacco Settlement Fin. Corp. Rev. Bonds
6 1/2s, 5/15/33	BBB	4,000,000	4,542,800
6 1/4s, 5/15/24	BBB	2,000,000	2,120,500

			11,392,630

Florida (3.9%)

CFM Cmnty. Dev. Dist. Rev. Bonds, Ser. A, 6 1/4s, 5/1/35	BB-/P	1,500,000	1,582,740
Fishhawk, Cmnty. Dev. Dist. II Rev. Bonds
Ser. A, 6 1/8s, 5/1/34	BB-/P	490,000	514,333
Ser. B, 5s, 11/1/07	BB-/P	185,000	184,717
FL State Mid-Bay Bridge Auth. Rev. Bonds, Ser. A, 6.05s, 10/1/22	BBB/P	770,000	800,531
Fleming Island, Plantation Cmnty. Dev. Dist. Special Assmt. Rev. Bonds, Ser. B, 7 3/8s, 5/1/31	BB/P	750,000	805,515
Gateway Svcs. Cmnty., Dev. Dist. Special Assmt. Bonds (Stoneybrook), 5 1/2s, 7/1/08	BB/P	285,000	287,497
Heritage Harbor, South Cmnty. Dev. Distr. Rev. Bonds, Ser. A, 6 1/2s, 5/1/34	BB/P	490,000	518,748
Heritage Isle at Viera, Cmnty. Dev. Dist. Special Assmt., Ser. B, 5s, 11/1/09	BB/P	405,000	406,685
Islands at Doral III, Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. 04-A, 5.9s, 5/1/35	BB/P	1,250,000	1,282,425
Lee Cnty., Indl. Dev. Auth. Rev. Bonds (Alliance Cmnty.), Ser. C, 5 1/2s, 11/15/29	BBB-	1,000,000	1,000,890
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount Sinai Med. Ctr.), Ser. A, 6.7s, 11/15/19	BB+	1,335,000	1,459,075
North Springs, Impt. Dist. Special Assmt. Rev. Bonds (Parkland Golf Country Club), Ser. A-1, 5.45s, 5/1/26	BB-/P	250,000	250,518
Old Palm, Cmnty. Dev. Dist. Special Assmt. Bonds (Palm Beach Gardens), Ser. A, 5.9s, 5/1/35	BB/P	1,000,000	1,025,400
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds, 6 1/4s, 5/1/36	BB-/P	1,500,000	1,577,295
South Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B-2, 5 3/8s, 5/1/13	BB-/P	2,500,000	2,547,525
South Miami, Hlth. Fac. Auth. Rev. Bonds (Baptist Hlth.), 5 1/4s, 11/15/33	Aa3	1,500,000	1,551,405
South Village, Cmnty. Dev. Dist. Rev. Bonds, Ser. A, 5.7s, 5/1/35	BB-/P	500,000	508,280
Sterling Hill, Cmnty. Dev. Dist. Rev. Bonds, Ser. B, 5 1/2s, 11/1/10	BB-/P	875,000	885,106
Tern Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B, 5s, 5/1/15	BB-/P	300,000	297,750
Tern Bay, Cmnty. Dev. Dist. Special Assmt., Ser. A, 5 3/8s, 5/1/37	BB-/P	1,150,000	1,129,565
Westchester Cmnty. Dev. Dist. No. 1 Special Assmt. (Cmnty. Infrastructure), 6 1/8s, 5/1/35	BB-/P	1,250,000	1,306,150
World Commerce Cmnty. Dev. Dist. Special Assmt., Ser. A-1
6 1/2s, 5/1/36	BB-/P	1,250,000	1,303,613
6 1/4s, 5/1/22	BB-/P	550,000	573,854

			21,799,617

Georgia (2.8%)

Atlanta Arpt. Passenger Fac. Rev. Bonds (Sub. Lien), Ser. J, FSA, 5s, 1/1/27	Aaa	5,000,000	5,207,750
Burke Cnty., Poll. Control Dev. Auth. Mandatory Put Bonds (GA Power Co.), 4.45s, 12/1/08	A2	4,000,000	4,092,640
Fulton Cnty., Res. Care Fac. Rev. Bonds (Canterbury Court), Class A, 6 1/8s, 2/15/34	B+/P	425,000	431,018
GA Muni. Elec. Auth. Rev. Bonds, AMBAC, 5s, 1/1/26	Aaa	2,500,000	2,600,750
Med. Ctr. Hosp. Auth. Rev. Bonds, MBIA, 6.367s, 8/1/10	Aaa	1,400,000	1,402,422
Rockdale Cnty., Dev. Auth. Solid Waste Disp. Rev. Bonds (Visay Paper, Inc.), 7.4s, 1/1/16	B+/P	1,955,000	1,962,683

			15,697,263

Hawaii (0.6%)

HI Dept. of Trans. Special Fac. Rev. Bonds (Continental Airlines, Inc.), 7s, 6/1/20	B	1,700,000	1,663,008
HI State Hsg. & Cmnty. Dev. Corp. Rev. Bonds (Single Fam. Mtge.), Ser. B, 3.7s, 1/1/22	Aaa	1,950,000	1,935,161

			3,598,169

Idaho (0.2%)

ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.), Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	1,000,000	1,019,430

Illinois (1.7%)

Bedford Pk., Village Rev. Bonds (Hotel/Motel Tax), Ser. A, 4.9s, 12/1/23	Baa1	600,000	603,684
Chicago, G.O. Bonds, Ser. A, AMBAC
5 5/8s, 1/1/39 (Prerefunded)	Aaa	3,395,000	3,783,286
5 5/8s, 1/1/39	Aaa	105,000	113,820
IL Dev. Fin. Auth. Hosp. Rev. Bonds (Adventist Hlth. Syst./Sunbelt Obligation), 5.65s, 11/15/24	A+	3,250,000	3,525,113
IL Fin. Auth. Rev. Bonds
(Friendship Village Schaumburg), Ser. A, 5 5/8s, 2/15/37	B+/P	300,000	301,977
(Landing At Plymouth Place), Ser. A, 5.35s, 5/15/15	B+/P	600,000	596,700
IL Fin. Auth. Solid Waste Disposal (Waste Mgmt., Inc.), Ser. A, 5.05s, 8/1/29	BBB	250,000	249,658
IL Hlth. Fac. Auth. Rev. Bonds (St. Benedict), Ser. 03A-1, 6.9s, 11/15/33	B	500,000	536,455

			9,710,693

Indiana (2.0%)

IN State Dev. Fin. Auth. Env. Impt. Rev. Bonds (USX Corp.), 5.6s, 12/1/32	Baa1	2,500,000	2,576,925
IN Trans. Fin. Auth. Arpt. Facs. Lease Rev. Bonds, Ser. A, AMBAC, 5s, 11/1/16 (Prerefunded)	Aaa	6,500,000	6,714,500
Rockport, Poll. Control Mandatory Put Bonds (Indiana Michigan Pwr. Co.), Ser. C, 2 5/8s, 10/1/06	Baa2	1,750,000	1,731,485

			11,022,910

Iowa (1.4%)

IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care Initiatives)
9 1/4s, 7/1/25	BBB-/P	2,900,000	3,478,434

9.15s, 7/1/09	BBB-/P	1,125,000	1,262,554
IA Fin. Auth. Retirement Cmnty. Rev. Bonds (Friendship Haven), Ser. A
6 1/8s, 11/15/32	BB/P	200,000	202,742
6s, 11/15/24	BB/P	200,000	201,854
Tobacco Settlement Auth. of IA Rev. Bonds
Ser. C, 5 3/8s, 6/1/38	BBB	750,000	740,085
Ser. B, zero %, 6/1/34	BBB	2,250,000	2,061,833

			7,947,502

Kentucky (0.3%)

KY Econ. Dev. Fin. Auth. Rev. Bonds (Norton Hlth. Care, Inc.), Ser. A, 6 1/2s, 10/1/20	FITCH BBB+	1,700,000	1,858,219

Louisiana (0.6%)

Tangipahoa Parish Hosp. Svcs. Rev. Bonds (North Oaks Med. Ctr.), Ser. A, 5s, 2/1/25	A	500,000	502,515
W. Feliciana Parish, Poll. Control Rev. Bonds (Gulf States Util. Co.), Ser. C, 7s, 11/1/15	BBB-	2,750,000	2,811,738

			3,314,253

Maine (0.7%)

ME State Hsg. Auth. Rev. Bonds, Ser. D-2-AMT, 5s, 11/15/27	Aa1	1,715,000	1,751,272
Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade Corp.), 6 7/8s, 10/1/26	Ba2	2,000,000	2,137,700

			3,888,972

Maryland (0.7%)

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(Medstar Hlth.), 5 3/4s, 8/15/15	Baa1	1,000,000	1,095,910
(Peninsula Regl. Med. Ctr.), 5s, 7/1/16	A2	650,000	699,719
MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev. Bonds (Our Lady of Good Counsel School), Ser. A, 6s,
5/1/35	B/P	200,000	207,738
Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran Village), Ser. A, 5 7/8s, 5/1/21	BB/P	1,850,000	1,910,162

			3,913,529

Massachusetts (6.0%)

Boston, Indl. Dev. Fin. Auth. Rev. Bonds (Springhouse, Inc.), 6s, 7/1/28	BB-/P	600,000	606,666
MA State Dev. Fin. Agcy. Rev. Bonds (Lasell Village), Ser. A, 6 3/8s, 12/1/25	BB-/P	585,000	590,628
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments), Ser. A, 9s, 12/15/15	BBB-/P	1,900,000	2,311,806
(Norwood Hosp.), Ser. C, 7s, 7/1/14	Ba2	1,185,000	1,433,317
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BBB-	1,200,000	1,309,860
(UMass Memorial), Ser. C, 6 5/8s, 7/1/32	Baa2	2,225,000	2,377,057
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa2	1,875,000	2,005,875
(Caritas Christi Oblig. Group), Ser. A, 5 1/4s, 7/1/08	BBB	1,500,000	1,535,700
(Partners Hlth. Care Syst.), Ser. F, 5s, 7/1/21	Aa3	1,000,000	1,057,640
MA State Hsg. Fin. Agcy. Rev. Bonds (Rental Mtge.)
Ser. C, AMBAC, 5 5/8s, 7/1/40	Aaa	2,000,000	2,041,420
Ser. A, AMBAC, 5 1/2s, 7/1/40	Aaa	15,290,000	15,628,062
MA State Indl. Fin. Agcy. R (TNG Marina Bay LLC Project), 7 1/2s, 12/1/27 (Prerefunded)	AAA	580,000	632,618
MA State Indl. Fin. Agcy. Rev. Bonds
(1st Mtge. Stone Institution & Newton), 7.9s, 1/1/24	BB-/P	500,000	506,710
(1st Mtge. Berkshire Retirement), Ser. A, 6 5/8s, 7/1/16	BBB-	1,550,000	1,561,160

			33,598,519

Michigan (3.8%)

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 6s, 7/1/20	Baa3	275,000	285,973
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City Hosp. OB Group), Ser. A, 5 3/4s, 9/1/17	Ba1	350,000	345,335
Harper Woods School Dist. G.O. Bonds (School Bldg. & Site), FGIC, Q-SBLF, 5s, 5/1/28	Aaa	1,425,000	1,486,489
MI State Hosp. Fin. Auth. Rev. Bonds
(Oakwood Hosp.), Ser. A, 6s, 4/1/22	A2	1,500,000	1,628,685
(Chelsea Cmnty. Hosp. Oblig.), 5s, 5/15/25	BBB	755,000	754,019
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s, 6/1/30	AAA	1,500,000	1,493,730
Midland Cnty., Econ. Dev. Corp. Rev. Bonds, 6 3/4s, 7/23/09	B	2,000,000	1,976,800
Plymouth-Canton Cmnty., School Dist. G.O. Bonds, FGIC, Q-SBLF, 5s, 5/1/26	Aaa	4,750,000	4,978,428
Saginaw Cnty., G.O. Bonds, MBIA, 5s, 5/1/29	Aaa	4,750,000	4,971,588
Warren Cons. School Dist. G.O. Bonds, FSA, 5 3/8s, 5/1/18	Aaa	2,975,000	3,206,634

			21,127,681

Minnesota (1.4%)

Cohasset, Poll. Control Rev. Bonds (Allete, Inc.), 4.95s, 7/1/22	A	2,000,000	2,024,620
Hutchinson, G.O. Bonds (Indpt. School Dist. No. 423), Ser. A, 5 3/4s, 2/1/13	Aa2	1,000,000	1,044,940
MN Agricultural & Econ. Dev. Board Rev. Bonds (Hlth. Care Syst.), Ser. A, MBIA, 5 1/2s, 11/15/17
(Prerefunded)	Aaa	2,390,000	2,528,740
MN State Hsg. Fin. Agcy. Rev. Bonds (Residential Hsg.), Ser. H, 4.15s, 1/1/12	Aa1	760,000	759,582
Sauk Rapids Hlth. Care & Hsg. Fac. Rev. Bonds (Good Shepherd Lutheran Home), 6s, 1/1/34	B/P	400,000	408,296
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Hlth. East), 6s, 11/15/25	Baa3	1,000,000	1,075,740

			7,841,918

Mississippi (0.8%)

Lowndes Cnty., Solid Waste Disp. & Poll. Control Rev. Bonds (Weyerhaeuser Co.), Ser. B, 6.7s, 4/1/22	Baa2	1,500,000	1,785,840
MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst. Energy Resources, Inc.), 5.9s, 5/1/22	BBB-	1,250,000	1,269,000
MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	1,275,000	1,342,652

			4,397,492

Missouri (3.8%)

Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 1/2s,
6/1/32	A+	1,500,000	1,580,205
Kansas City, Indl. Dev. Auth. Hlth. Fac. Rev. Bonds (First Mtge. Bishop Spencer), Ser. A, 6 1/2s, 1/1/35	BB-/P	1,500,000	1,553,175
MO Hsg. Dev. Comm. Rev. Bonds (Home Ownership)
Ser. D, GNMA Coll., FNMA Coll., 5.55s, 9/1/34	Aaa	1,555,000	1,608,850
Ser. B, GNMA Coll., FNMA Coll., 4.4s, 9/1/14	AAA	435,000	435,605
Ser. B, GNMA Coll., FNMA Coll., 4.3s, 9/1/13	AAA	415,000	416,054
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (BJC Hlth. Syst.), 5 1/4s, 5/15/32	Aa2	1,450,000	1,511,306
MO State Hlth. & Edl. Fac. Auth. VRDN
(St. Francis Med. Ctr.), Ser. A, 3.07s, 6/1/26	A-1+	3,290,000	3,290,000
(Cox Hlth. Syst.), AMBAC, 3.12s, 6/1/22	VMIG1	10,560,000	10,560,000

			20,955,195

Montana (0.3%)

Forsyth, Poll. Control Mandatory Put Bonds (Avista Corp.), AMBAC, 5s, 12/30/08	Aaa	1,775,000	1,836,025

Nebraska (--%)

Kearney, Indl. Dev. Rev. Bonds
(Great Platte River), 8s, 9/1/12	D/P	65,059	49,112
(Brookhaven), zero %, 9/1/12	D/P	791,466	15,829

			64,941

Nevada (2.4%)

Clark Cnty., Impt. Dist. Special Assmt.
(Dist. No. 142), 6 3/8s, 8/1/23	BB-/P	1,000,000	1,025,360
(Summerlin No. 151), 5s, 8/1/16	BB/P	1,010,000	1,022,403
Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas Corp.), Ser. C, AMBAC, 5.95s, 12/1/38	Aaa	5,000,000	5,444,100
Henderson, Local Impt. Dist. Special Assmt.
(No. T-14), 5.8s, 3/1/23	BB-/P	495,000	510,098
(No. T-16), 5 1/8s, 3/1/25	BB-/P	500,000	499,675
(No. T-17), 5s, 9/1/18	BB-/P	275,000	275,484
(No. T-14), 3.2s, 3/1/06	BB-/P	1,560,000	1,559,672
Las Vegas, Local Impt. Board Special Assmt. (Dist. No. 607), 5.9s, 6/1/18	BB-/P	875,000	912,336
Washoe Cnty., Wtr. Fac. Mandatory Put Bonds (Sierra Pacific Pwr. Co.), 5s, 7/1/09	Ba1	2,000,000	2,000,680

			13,249,808

New Hampshire (1.1%)

NH Higher Ed. & Hlth. Fac. Auth. Rev. Bonds (Riverwoods at Exeter), Ser. A, 6 3/8s, 3/1/13	BB+/P	670,000	683,889
NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Kendal at Hanover), Ser. A, 5s, 10/1/18	BBB	1,275,000	1,295,528
NH State Bus. Fin. Auth. Rev. Bonds (Alice Peck Day Hlth. Syst.), Ser. A, 7s, 10/1/29	BBB-/P	2,565,000	2,662,650
NH State Bus. Fin. Auth. Poll. Control Rev. Bonds, 3 1/2s, 7/1/27	Baa2	1,750,000	1,704,780

			6,346,847

New Jersey (2.7%)

NJ Econ. Dev. Auth. Rev. Bonds
(Cranes Mill), Ser. A, 7 1/2s, 2/1/27 (Prerefunded)	Aaa	1,300,000	1,379,209
(Cedar Crest Vlg., Inc.), Ser. A, 7 1/4s, 11/15/31	BB-/P	1,250,000	1,353,838
(Newark Arpt. Marriot Hotel), 7s, 10/1/14	Ba3	1,900,000	1,948,336
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s, 11/1/31	BB/P	500,000	516,650
(First Mtge. Lions Gate), Ser. A, 5 7/8s, 1/1/37	B/P	230,000	234,007
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	2,500,000	2,618,600
NJ Econ. Dev. Auth. Solid Waste Rev. Bonds (Disp. Waste Mgt.), 5.3s, 6/1/15	BBB	1,750,000	1,836,310
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Trinitas Hosp. Oblig. Group), 7 1/2s, 7/1/30	Baa3	1,300,000	1,444,144
(United Methodist Homes), Ser. A, 5 3/4s, 7/1/29	BB+	2,250,000	2,282,625
(Atlantic City Med. Ctr.), 5 3/4s, 7/1/25	A2	1,250,000	1,323,288

			14,937,007

New Mexico (0.4%)

Farmington, Poll. Control Mandatory Put Bonds (Pub. Svc. San Juan), Class B, 2.1s, 4/1/06	Baa2	1,740,000	1,733,284
NM Mtge. Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. D-2, GNMA Coll., FNMA Coll., FHLMC Coll.,
5.64s, 9/1/33	AAA	595,000	619,841

			2,353,125

New York (10.2%)

Huntington, Hsg. Auth. Rev. Bonds (Gurwin Jewish Sr. Residence), Ser. A, 6s, 5/1/39	B+/P	500,000	487,995
Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds, Ser. A, 5 3/4s, 12/1/24	A3	2,000,000	2,123,180
Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (Keyspan-Glenwood), 5 1/4s, 6/1/27	A	2,000,000	2,064,880
NY City, G.O. Bonds, Ser. B, 5 1/4s, 12/1/09	A1	10,000,000	10,569,900
NY City, Indl. Dev. Agcy. Rev. Bonds
(Staten Island U. Hosp. Project), 6.45s, 7/1/32	B2	1,485,000	1,515,472
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	B-/P	1,275,000	1,334,683
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(American Airlines - JFK Intl., Arpt.), 7 1/2s, 8/1/16	B-	1,400,000	1,437,674
(British Airways PLC), 5 1/4s, 12/1/32	Ba2	2,825,000	2,479,333
NY City, Muni. Wtr. Fin. Auth. Rev. Bonds, Ser. C, MBIA, 5 1/2s, 6/15/17	Aaa	10,000,000	10,179,900
NY Cntys., Tobacco Trust IV Rev. Bonds, Ser. A, 5s, 6/1/38	BBB	1,000,000	968,780
NY State Dorm. Auth. Rev. Bonds (Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	900,000	939,429
NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	2,400,000	2,479,968
Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds (Solvay Paperboard, LLC), 7s, 11/1/30 (acquired
cost:$2,000,000) (RES)	BB/P	2,000,000	2,102,360
Port Auth. NY & NJ Rev. Bonds (Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	200,000	201,742
Port. Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term. - 6), MBIA, 5.9s, 12/1/17	Aaa	15,000,000	15,868,650
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds (Peconic Landing), Ser. A, 8s, 10/1/30	B+/P	1,700,000	1,870,816

			56,624,762

North Carolina (1.8%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. D, 6 3/4s, 1/1/26	Baa2	1,500,000	1,656,165
Ser. A, 5 3/4s, 1/1/26	Baa2	3,000,000	3,163,950
NC Med. Care Cmnty. Healthcare Fac. Rev. Bonds (Deerfield), Ser. A, 5s, 11/1/23	FITCH A-	750,000	772,433
NC Med. Care Comm. Retirement Fac. Rev. Bonds
(First Mtge.), Ser. A-05, 5 1/2s, 10/1/35	BB+/P	1,040,000	1,047,675
(First Mtge.), Ser. A-05, 5 1/4s, 10/1/25	BB+/P	600,000	607,326
(First Mtge. United Methodist), Ser. C, 5 1/4s, 10/1/24	BB+/P	150,000	151,007
NC State Muni. Pwr. Agcy. Rev. Bonds
(No. 1, Catawba Elec.), Ser. B, 6 1/2s, 1/1/20	A3	1,000,000	1,104,710
Ser. A, FGIC, 5 1/2s, 1/1/13	AAA	1,300,000	1,434,836

			9,938,102

Ohio (1.5%)

Coshocton Cnty., Env. Rev. Bonds (Smurfit-Stone Container Corp.), 5 1/8s, 8/1/13	CCC+	1,400,000	1,285,648
Cuyahoga Cnty., Rev. Bonds, Ser. A
6s, 1/1/16	Aa3	1,280,000	1,446,246
6s, 1/1/15	Aa3	2,000,000	2,259,760
OH State Air Quality Dev. Auth. Rev. Bonds (Toledo Poll. Control), Ser. A, 6.1s, 8/1/27	Baa2	3,000,000	3,147,060

			8,138,714

Oklahoma (2.2%)

OK City Arpt. Trust Rev. Bonds Jr. Lien 27th Ser., Ser. A, FSA, 5s, 7/1/18	Aaa	3,150,000	3,281,292
OK Dev. Fin. Auth. Rev. Bonds (Hillcrest Hlth. Care Syst.), Ser. A, U.S. Govt. Coll., 5 5/8s, 8/15/29
(Prerefunded)	Aaa	1,575,000	1,697,063
OK State Indl. Dev. Auth. Rev. Bonds (Hlth. Syst.), Ser. A, MBIA
5 3/4s, 8/15/29	AAA	4,045,000	4,318,078
5 3/4s, 8/15/29 (Prerefunded)	AAA	2,955,000	3,201,299

			12,497,732

Oregon (0.5%)

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds (Terwilliger Plaza), 6 1/2s, 12/1/29	BB-/P	1,900,000	1,929,165
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single Family Mtge.), Ser. K, 5 5/8s, 7/1/29	Aa2	915,000	948,800

			2,877,965

Pennsylvania (4.8%)

Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (Env. Impt.), 5 1/2s, 11/1/16	Ba2	1,250,000	1,278,400
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Ann's Choice, Inc.), Ser. A
6 1/8s, 1/1/25	BB/P	610,000	629,422
5.3s, 1/1/14	BB/P	690,000	689,524
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther Creek Partners), 6.65s, 5/1/10	BBB-	1,800,000	1,900,566
Lebanon Cnty., Hlth. Facs. Rev. Bonds (Pleasant View Retirement), Ser. A, 5.3s, 12/15/26	BB-/P	500,000	496,225
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh Valley Hosp. Hlth. Network), Ser. A, 5 1/4s, 7/1/32	A1	1,000,000	1,031,420
Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med. Ctr.), 6s, 1/1/43	BBB+	500,000	528,970
Montgomery Cnty., Indl. Auth. Resource Recvy. Rev. Bonds (Whitemarsh Cont Care), 6 1/4s, 2/1/35	B/P	700,000	736,351
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev. Bonds (Northampton Generating), Ser. A, 6.6s,
1/1/19	BB	4,200,000	4,184,880
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Widener U.), 5.4s, 7/15/36	BBB+	1,000,000	1,047,380
(Philadelphia College of Osteopathic Medicine), 5s, 12/1/07	A	995,000	1,016,542
Philadelphia, Gas Wks. Rev. Bonds (1975 Gen. Ordinance 17th), FSA, 5s, 7/1/07	Aaa	5,715,000	5,833,415
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Graduate Hlth. Syst.), 7 1/4s, 7/1/10 (In default)
(NON)	Ca	2,729,624	3,412
Philadelphia, Redev. Auth. Rev. Bonds (Neighborhood Transformation), Ser. C, FGIC, 5s, 4/15/27	Aaa	5,285,000	5,534,663
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie Hlth.), Ser. A, 5 7/8s, 12/1/31	A-	1,800,000	1,919,376

			26,830,546

South Carolina (1.5%)

Lexington Cnty. Hlth. Svcs. Dist. Inc. Hosp. Rev. Bonds, 5 1/2s, 5/1/37	A2	1,000,000	1,055,480
Richland Cnty., Rev. Bonds (Intl. Paper Co.), Ser. A, 4 1/4s, 10/1/07	BBB	3,000,000	3,012,270
SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s, 8/15/32 (Prerefunded)	AAA	1,250,000	1,447,538
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds (Palmetto Hlth. Alliance), Ser. A, 7 3/8s, 12/15/21
(Prerefunded)	Baa2	1,000,000	1,180,940
SC Tobacco Settlement Rev. Mgt. Rev. Bonds, Ser. B, 6 3/8s, 5/15/30	FITCH BBB+	1,300,000	1,449,422

			8,145,650

South Dakota (0.5%)

SD Edl. Enhancement Funding Corp. Rev. Bonds, Ser. B, 6 1/2s, 6/1/32	BBB	2,000,000	2,155,180
SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership Mtge.), Ser. J, 4 1/2s, 5/1/17	AAA	500,000	503,895

			2,659,075

Tennessee (3.6%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. -Mountain States Hlth.), Ser. A, 7 1/2s, 7/1/33	BBB+	3,700,000	4,329,629
(First Mtg. -Mountain States Hlth.), Ser. A, MBIA, 6s, 7/1/21	Aaa	12,000,000	13,072,200
Johnson City, Hlth. & Edl. Facs. Board Retirement Fac. Rev. Bonds (Appalachian Christian Village), Ser. A,
6 1/4s, 2/15/32	BB-/P	600,000	607,266
Shelby Cnty., Hlth. Edl. & Hsg. Fac. Hosp. Board Rev. Bonds (Methodist Hlth. Care)
6 1/2s, 9/1/26	A3	1,255,000	1,458,461
6 1/2s, 9/1/26 (Prerefunded)	A3	745,000	865,779

			20,333,335

Texas (5.5%)

Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears Methodist Retirement), Ser. A, 7s, 11/15/33	BB/P	600,000	647,184
Alliance, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 6 3/8s, 4/1/21 (SEG)	Baa2	5,500,000	5,635,960
Carrollton, Farmers Branch Indpt. School Dist. G.O. Bonds, PSFG, 5s, 2/15/17	Aaa	4,655,000	4,897,432
Fort Worth, Higher Ed. Fin. Corp. Rev. Bonds (Wesleyan U.), Ser. A, 6s, 10/1/12	Ba2	550,000	559,675
Harris Cnty., Rev. Bonds, Ser. B, FSA, 5s, 8/15/32	Aaa	5,500,000	5,845,895
Harris Cnty., Hlth. Fac. Rev. Bonds (Memorial Hermann Hlth. Care), Ser. A, 6 3/8s, 6/1/29 (Prerefunded)	A2	3,000,000	3,429,660
Houston, Arpt. Syst. Rev. Bonds (Continental Airlines, Inc.), Ser. C, 5.7s, 7/15/29	B-	2,500,000	2,061,175
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	2,500,000	2,664,725
Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.)
6s, 7/1/29	Baa3	2,000,000	2,109,040
6s, 7/1/25	Baa3	800,000	846,472
6s, 7/1/19	Baa3	800,000	848,824
TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds (Single Fam.), Ser. B, FSA, 4 1/4s, 9/1/26	Aaa	1,000,000	1,006,720

			30,552,762

Utah (0.8%)

Carbon Cnty., Solid Waste Disp. Rev. Bonds (Laidlaw Env.), Ser. A
7 1/2s, 2/1/10	BB-	750,000	767,025
7.45s, 7/1/17	Caa1	600,000	634,578
Tooele Cnty., Harbor & Term. Dist. Port Fac. Rev. Bonds (Union Pacific), Ser. A, 5.7s, 11/1/26	Baa2	2,000,000	2,094,880
UT Cnty., Env. Impt. Rev. Bonds (Marathon Oil), 5.05s, 11/1/17	Baa1	1,000,000	1,051,590

			4,548,073

Vermont (0.2%)

VT Hsg. Fin. Agcy. Rev. Bonds, Ser. 19A, FSA, 4.62s, 5/1/29	Aaa	975,000	988,055

Virginia (1.9%)

Clarke Cnty., Indl. Dev. Auth. Hosp. Facs. VRDN (Winchester Med. Ctr., Inc.), FSA, 3.05s, 1/1/30	VMIG1	3,770,000	3,770,000
Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds (VA Baptist Homes), Ser. A
5 3/8s, 7/1/30	B+/P	500,000	499,635
5 1/4s, 7/1/25	B+/P	250,000	249,808
Hopewell, Indl. Dev. Auth. Env. Impt. Rev. Bonds (Smurfit-Stone Container Corp.), 5 1/4s, 6/1/15	CCC+	500,000	451,870
James Cnty., Indl. Dev. Auth. Rev. Bonds (Williamsburg), Ser. A, 6 1/8s, 3/1/32	BB-/P	1,000,000	1,045,710
Russell Cnty. Indl. Dev. Auth. Poll. Control Rev. Bonds (Appalachian Pwr. Co.), Ser. I, 2.7s, 11/1/07	Baa2	2,000,000	1,981,620
VA State Hsg. Dev. Auth. Rev. Bonds (Cmnwlth. Mtge.), 3.45s, 10/1/10	Aaa	2,300,000	2,257,082
Winchester, Indl. Dev. Auth. Residential Care Fac. Rev. Bonds (Westminster-Canterbury), Ser. A, 5.2s,
1/1/27	BB/P	500,000	503,555

			10,759,280

Washington (1.4%)

King Cnty., G.O. Bonds, Ser. C, 6 1/4s, 1/1/32	AAA	5,000,000	5,224,050
Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	BBB	1,000,000	1,096,660
6 1/2s, 6/1/26	BBB	1,200,000	1,310,736

			7,631,446

West Virginia (0.4%)

Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn., Inc.), 6.1s, 5/1/29	B2	2,250,000	2,089,283

Wisconsin (2.5%)

Badger Tobacco Settlement Asset Securitization Corp. Rev. Bonds
7s, 6/1/28	BBB	3,000,000	3,308,100
6 3/8s, 6/1/32	BBB	3,000,000	3,207,750
Kimberly, Area School Distr. G.O. Bonds, FSA, 5s, 3/1/25	Aaa	2,625,000	2,757,773
WI Hsg. & Econ. Dev. Auth. Rev. Bonds (Home Ownership), Ser. D, 4 7/8s, 3/1/36	Aa2	500,000	516,385
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Wheaton Franciscan), 5 3/4s, 8/15/30	A2	3,900,000	4,135,599

			13,925,607

Wyoming (0.3%)

Sweetwater Cnty., Poll. Control VRDN (Pacificorp.), Ser. B, 3.12s, 1/1/14	A-1+	850,000	850,000
Sweetwater Cnty., Solid Waste Disp. Rev. Bonds (FMC Corp.), 5.6s, 12/1/35	Baa3	700,000	710,507

			1,560,507

Total municipal bonds and notes (cost $529,973,378)			$547,646,814

PREFERRED STOCKS (1.2%)(a)

		Shares	Value

Charter Mac. Equity Trust 144A Ser. A, 6.625% cum. pfd.		2,000,000	$2,145,860
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A, 6.875% cum. pfd.		4,000,000	4,296,880

Total preferred stocks (cost $6,000,000)			$6,442,740

TOTAL INVESTMENTS
Total investments (cost $535,973,378) (b)			$554,089,554

FUTURES CONTRACTS OUTSTANDING at 1/31/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

U.S. Treasury Note 5 yr (Short)	231	$24,424,641	Mar-06	$167,143
U.S. Treasury Bond 10 yr (Short)	31	3,498,156	Mar-06	8,019

Total				$175,162

NOTES
(a) Percentages indicated are based on net assets of $557,943,310.

(RAT) The Moody's, Standard & Poor's, or Fitch ratings indicated are believed to be the most recent ratings available at January 31,
2006, for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at January 31, 2006. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $535,413,194, resulting in gross unrealized appreciation and depreciation of
$23,494,207 and $4,817,847, respectively, or net unrealized appreciation of $18,676,360.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at January 31, 2006.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at January 31, 2006 was $2,102,360 or 0.4% of net assets.

(F) Security is valued at fair value following procedures approved by the Trustees.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at
January 31, 2006.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at January 31, 2006.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The fund had the following industry group concentrations greater than 10% at January 31, 2006 (as a percentage of net assets):

Health care 31.1%
Utilities 16.5
Transportation 11.5

The fund had the following insurance concentrations greater than 10% at January 31, 2006 (as a percentage of net assets):

AMBAC 18.1%
MBIA 10.9

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.
Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at
www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Managed Municipal Income Trust

By (Signature and Title):

/s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: March 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: March 29, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: March 29, 2006